Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

	Bank loans	Convertible and other Notes	Total
More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
At January 1, 2018	701,091	147,619	848,710

New loans	471,776	—	471,776
Scheduled repayments	(23,681)	—	(23,681)
Early repayments (Note 22)	(392,500)	(205,710)	(598,210)
Acquisitions through business combinations (Note 22)	1,106,736	205,710	1,312,446
Other changes (Note 22)	(310,861)	271	(310,590)
Balance at June 30, 2018	1,552,561	147,890	1,700,451

More than 5 years	330,003	—	330,003
Between 1 and 5 years	945,709	147,890	1,093,599
More than 1 year	1,275,712	147,890	1,423,602
Less than 1 year	276,849	—	276,849
Balance at June 30, 2018	1,552,561	147,890	1,700,451

Schedule of interest-bearing loans and borrowings

(in thousands of USD)				June 30, 2018			December 31, 2017
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	150,000	150,000	147,890	150,000	150,000	147,619
Total other notes				150,000	150,000	147,890	150,000	150,000	147,619

The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2018			December 31, 2017
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	95,714	95,714	94,457	111,666	111,666	110,156
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	147,559	105,000	105,000	147,559	—	—
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	439,166	110,000	106,289	485,017	330,000	325,519
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	339,420	185,500	182,598	362,780	118,000	114,634
Secured vessels loan 76M	USD	libor +1.95%	2020	21,438	21,438	21,438	23,563	23,563	23,563
Secured vessels loan 67.5M	USD	libor +1.5%	2020	23,188	23,188	23,188	25,173	25,173	25,173
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,685	26,685	24,795	26,911	26,911	24,876
Secured vessels loan 81.4M	USD	libor +1.50%	2029	74,628	74,628	73,839	78,020	78,020	77,171
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	34,710	34,710	34,710	—	—	—
Secured vessels loan 104.2M	USD	libor + 2.0%	2030	52,065	52,065	50,479	—	—	—
Secured vessels loan 162.2M	USD	libor + 3.75%	2020	162,219	162,219	162,219	—	—	—
Secured vessels loan 633.5M	USD	libor + 2.75%	2028	633,549	633,549	633,549	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	40,000	40,000	60,000	—	—
Total interest-bearing bank loans				2,110,340	1,564,695	1,552,561	1,320,688	713,332	701,091

The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.

* The total amount available under the Revolving Credit Facility depends on the total value of the fleet of tankers securing the facility.